Condensed Consolidated Statements of Stockholders' Equity (Quarterly Periods Unaudited) - USD ($)	Common Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]	Series H Preferred Stock [Member]	Additional Paid-In Capital [Member]	Prepaid Preferred Share Redemption [Member]	Subscription Receivable [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013	$ 956,723									$ 6,323,319			$ (9,281,498)	$ (2,001,456)
Balance, shares at Dec. 31, 2013	9,567,228
Issuance of shares at $0.50	$ 611,991									$ 2,447,966				$ 3,059,957
Issuance of shares at $$0.50, shares	6,119,914
Issuance of shares at $1.00, $1.50 and $2.00	$ 303,885									$ 2,791,833				$ 3,095,718
Issuance of shares at $1.00, $1.50 and $2.00, shares	3,038,844
Issuance of Preferred Shares		$ 1,000								$ 999,000				$ 1,000,000
Issuance of Preferred Shares, shares		1,000,000
Issuance of Preferred Shares			$ 410							$ 409,590				$ 410,000
Issuance of Preferred Shares, shares			410,000
Issuance of Preferred Shares				$ 400						$ 399,625				$ 400,025
Issuance of Preferred Shares, shares				400,025
Issuance of Preferred Shares					$ 173					$ 172,827				$ 173,000
Issuance of Preferred Shares, shares					173,000
Issuance of Preferred Shares						$ 461				$ 460,539				$ 461,000
Issuance of Preferred Shares, shares						461,000
Issuance of Preferred Shares							$ 1,400			$ 1,398,600				$ 1,400,000
Issuance of Preferred Shares, shares							1,400,000
Conversion of Preferred Shares to Common Shares	$ 285,512		$ (410)	$ (400)	$ (173)	$ (461)				$ (284,068)
Conversion of Preferred Shares to Common Shares, shares	2,855,117		(410,000)	(400,025)	(173,000)	(461,000)
Preferred Dividends										$ (204,526)				$ (204,526)
Net loss													$ (5,401,754)	(5,401,754)
Balance at Dec. 31, 2014	$ 2,158,111	$ 1,000					$ 1,400			$ 14,914,705			$ (14,683,252)	2,391,964
Balance, shares at Dec. 31, 2014	21,581,103	1,000,000					1,400,000
Issuance of Preferred Shares							$ 600	$ 5,670	$ 160	6,423,071				6,429,500
Issuance of Preferred Shares, shares							600,000	5,669,500	160,000
Issuance of shares at $5.00	$ 134									671,756				$ 671,890
Issuance of shares at $5.00, shares	134,378
Conversion of Preferred Shares to Common Shares	$ 2,833						$ (2,000)	$ (5,510)	$ (160)	4,836
Conversion of Preferred Shares to Common Shares, shares	2,832,732						(2,000,000)	(5,509,500)	(160,000)
Preferred Dividends										(311,056)				$ (311,056)
Issuance of shares at $1.00	$ 4,326									$ 4,321,760				4,326,086
Issuance of shares at $1.00, shares	4,326,086
Prepaid Preferred Share Redemption											$ (160,000)			(160,000)
Net loss													$ (5,698,198)	(5,698,198)
Balance at Dec. 31, 2015	$ 2,165,405	$ 1,000						$ 160		$ 26,025,071	$ (160,000)		$ (20,381,450)	7,650,186
Balance, shares at Dec. 31, 2015	28,874,299	1,000,000						160,000
Issuance of Preferred Shares									$ 3,071	3,067,929				3,071,000
Issuance of Preferred Shares, shares									3,071,000
Issuance of shares at $5.00	$ 4									18,496				$ 18,500
Issuance of shares at $5.00, shares	3,700
Conversion of Preferred Shares to Common Shares	$ 64,000	$ (1,000)								(63,000)
Conversion of Preferred Shares to Common Shares, shares	64,000,000	(1,000,000)
Preferred Dividends										(29,939)				$ (29,939)
Prepaid Preferred Share Redemption								$ (160)		$ (159,840)	$ 160,000
Prepaid Preferred Share Redemption, shares								(160,000)
Subscription Receivable												$ (3,050,244)		$ (3,050,244)
Net loss													$ (956,679)	(956,679)
Balance at Mar. 31, 2016	$ 2,229,409								$ 3,071	$ 28,858,717		$ (3,050,244)	$ (21,338,129)	$ 6,702,824
Balance, shares at Mar. 31, 2016	92,877,999								3,071,000